Index 500 Stock Portfolio

SCHEDULE OF INVESTMENTS

September 30, 2019 (unaudited)

Common Stocks (98.9%)	Shares/ Par +	Value $ (000’s)
Communication Services (10.2%)
Activision Blizzard, Inc.	109,276	5,783
Alphabet, Inc. - Class A *	42,674	52,111
Alphabet, Inc. - Class C *	43,052	52,480
AT&T, Inc.	1,041,009	39,392
CBS Corp. - Class B	46,620	1,882
CenturyLink, Inc.	139,858	1,745
Charter Communications, Inc. - Class A *	23,034	9,493
Comcast Corp. - Class A	646,167	29,129
Discovery Communications, Inc. - Class A *	22,516	600
Discovery Communications, Inc. - Class C *	49,430	1,217
DISH Network Corp. - Class A *	34,276	1,168
Electronic Arts, Inc. *	41,986	4,107
Facebook, Inc. - Class A *	342,737	61,035
Fox Corp. - Class A	50,495	1,592
Fox Corp. - Class B	23,132	730
The Interpublic Group of Companies, Inc.	55,166	1,189
Netflix, Inc. *	62,377	16,693
News Corp. - Class A	54,941	765
News Corp. - Class B	17,349	248
Omnicom Group, Inc.	30,990	2,426
Take-Two Interactive Software, Inc. *	16,124	2,021
T-Mobile US, Inc. *	45,041	3,548
TripAdvisor, Inc. *	14,959	579
Twitter, Inc. *	110,130	4,537
Verizon Communications, Inc.	589,246	35,567
Viacom, Inc. - Class B	50,428	1,212
The Walt Disney Co.	256,638	33,445

Total		364,694

Consumer Discretionary (10.0%)
Advance Auto Parts, Inc.	10,170	1,682
Amazon.com, Inc. *	59,197	102,761
Aptiv PLC	36,499	3,191
AutoZone, Inc. *	3,495	3,791
Best Buy Co., Inc.	33,045	2,280
Booking Holdings, Inc. *	6,057	11,888
BorgWarner, Inc.	29,421	1,079
Capri Holdings, Ltd. *	21,595	716
CarMax, Inc. *	23,590	2,076
Carnival Corp.	57,045	2,493

Common Stocks (98.9%)	Shares/ Par +	Value $ (000’s)
Consumer Discretionary continued
Chipotle Mexican Grill, Inc. *	3,634	3,054
D.R. Horton, Inc.	47,945	2,527
Darden Restaurants, Inc.	17,497	2,068
Dollar General Corp.	36,624	5,821
Dollar Tree, Inc. *	33,711	3,848
eBay, Inc.	112,327	4,379
Expedia, Inc.	19,923	2,678
Ford Motor Co.	558,328	5,114
The Gap, Inc.	30,516	530
Garmin, Ltd.	20,584	1,743
General Motors Co.	178,997	6,709
Genuine Parts Co.	20,811	2,073
H&R Block, Inc.	28,597	675
Hanesbrands, Inc.	51,508	789
Harley-Davidson, Inc.	22,329	803
Hasbro, Inc.	16,721	1,985
Hilton Worldwide Holdings, Inc.	40,867	3,805
The Home Depot, Inc.	156,024	36,201
Kohl’s Corp.	22,671	1,126
L Brands, Inc.	33,077	648
Leggett & Platt, Inc.	18,730	767
Lennar Corp. - Class A	40,518	2,263
LKQ Corp. *	43,909	1,381
Lowe’s Companies, Inc.	109,956	12,091
Macy’s, Inc.	44,009	684
Marriott International, Inc. - Class A	38,946	4,844
McDonald’s Corp.	108,196	23,231
MGM Resorts International	74,286	2,059
Mohawk Industries, Inc. *	8,532	1,059
Newell Brands, Inc.	54,288	1,016
NIKE, Inc. - Class B	178,350	16,751
Nordstrom, Inc.	15,228	513
Norwegian Cruise Line Holdings, Ltd. *	30,716	1,590
NVR, Inc. *	490	1,821
O’Reilly Automotive, Inc. *	10,901	4,344
PulteGroup, Inc.	36,724	1,342
PVH Corp.	10,563	932
Ralph Lauren Corp.	7,386	705
Ross Stores, Inc.	51,957	5,707
Royal Caribbean Cruises, Ltd.	24,482	2,652
Starbucks Corp.	170,533	15,079
Tapestry, Inc.	40,866	1,065
Target Corp.	72,791	7,782
Tiffany & Co.	15,489	1,435
The TJX Cos., Inc.	172,234	9,600
Tractor Supply Co.	16,992	1,537

Common Stocks (98.9%)	Shares/ Par +	Value $ (000’s)
Consumer Discretionary continued
Ulta Beauty, Inc. *	8,384	2,101
Under Armour, Inc. - Class A *	26,804	534
Under Armour, Inc. - Class C *	27,690	502
VF Corp.	46,517	4,140
Whirlpool Corp.	9,050	1,433
Wynn Resorts, Ltd.	13,798	1,500
Yum! Brands, Inc.	43,351	4,917

Total		355,910

Consumer Staples (7.5%)
Altria Group, Inc.	266,143	10,885
Archer-Daniels-Midland Co.	79,350	3,259
Brown-Forman Corp. - Class B	25,931	1,628
Campbell Soup Co.	24,026	1,127
Church & Dwight Co., Inc.	35,203	2,649
The Clorox Co.	17,914	2,721
The Coca-Cola Co.	548,275	29,848
Colgate-Palmolive Co.	122,238	8,986
Conagra Brands, Inc.	69,326	2,127
Constellation Brands, Inc. - Class A	23,826	4,939
Costco Wholesale Corp.	62,656	18,052
Coty, Inc. - Class A	41,905	440
The Estee Lauder Cos., Inc. - Class A	31,516	6,270
General Mills, Inc.	85,978	4,739
The Hershey Co.	21,223	3,289
Hormel Foods Corp.	39,558	1,730
The J.M. Smucker Co.	16,248	1,788
Kellogg Co.	35,426	2,280
Kimberly-Clark Corp.	49,037	6,966
The Kraft Heinz Co.	88,642	2,476
The Kroger Co.	113,802	2,934
Lamb Weston Holdings, Inc.	20,754	1,509
McCormick & Co., Inc.	17,531	2,740
Molson Coors Brewing Co. - Class B	26,763	1,539
Mondelez International, Inc.	205,460	11,366
Monster Beverage Corp. *	55,116	3,200
PepsiCo, Inc.	199,194	27,309
Philip Morris International, Inc.	221,657	16,830
The Procter & Gamble Co.	356,544	44,347
Sysco Corp.	73,111	5,805
Tyson Foods, Inc. - Class A	41,982	3,616

Index 500 Stock Portfolio

Common Stocks (98.9%)	Shares/ Par +	Value $ (000’s)
Consumer Staples continued
Walgreens Boots Alliance, Inc.	108,082	5,978
Walmart, Inc.	202,609	24,046

Total		267,418

Energy (4.5%)
Apache Corp.	53,562	1,371
Baker Hughes	92,538	2,147
Cabot Oil & Gas Corp.	59,606	1,047
Chevron Corp.	270,463	32,077
Cimarex Energy Co.	14,454	693
Concho Resources, Inc.	28,647	1,945
ConocoPhillips	158,159	9,012
Devon Energy Corp.	57,586	1,386
Diamondback Energy, Inc.	23,228	2,088
EOG Resources, Inc.	82,682	6,137
Exxon Mobil Corp.	602,795	42,563
Halliburton Co.	124,792	2,352
Helmerich & Payne, Inc.	15,591	625
Hess Corp.	36,872	2,230
HollyFrontier Corp.	21,571	1,157
Kinder Morgan, Inc.	277,366	5,716
Marathon Oil Corp.	114,549	1,406
Marathon Petroleum Corp.	93,789	5,698
National Oilwell Varco, Inc.	54,977	1,165
Noble Energy, Inc.	68,135	1,530
Occidental Petroleum Corp.	127,434	5,667
ONEOK, Inc.	58,835	4,336
Phillips 66	63,902	6,544
Pioneer Natural Resources Co.	23,813	2,995
Schlumberger, Ltd.	197,033	6,733
TechnipFMC PLC	59,793	1,443
Valero Energy Corp.	59,039	5,032
The Williams Cos., Inc.	172,674	4,155

Total		159,250

Financials (12.8%)
Affiliated Managers Group, Inc.	7,215	601
AFLAC, Inc.	105,480	5,519
The Allstate Corp.	46,899	5,097
American Express Co.	96,925	11,464
American International Group, Inc.	123,933	6,903
Ameriprise Financial, Inc.	18,645	2,743
Aon PLC	33,600	6,504
Arthur J. Gallagher & Co.	26,509	2,374
Assurant, Inc.	8,709	1,096
Bank of America Corp.	1,193,517	34,815
The Bank of New York Mellon Corp.	122,211	5,525
BB&T Corp.	109,154	5,826

Common Stocks (98.9%)	Shares/ Par +	Value $ (000’s)
Financials continued
Berkshire Hathaway, Inc. - Class B *	279,358	58,112
BlackRock, Inc.	16,737	7,459
Capital One Financial Corp.	67,007	6,096
CBOE Holdings, Inc.	15,911	1,828
The Charles Schwab Corp.	165,745	6,933
Chubb, Ltd.	64,929	10,482
Cincinnati Financial Corp.	21,641	2,525
Citigroup, Inc.	321,842	22,233
Citizens Financial Group, Inc.	63,695	2,253
CME Group, Inc.	51,016	10,782
Comerica, Inc.	21,279	1,404
Discover Financial Services	45,339	3,677
E*TRADE Financial Corp.	34,166	1,493
Everest Re Group, Ltd.	5,804	1,544
Fifth Third Bancorp	104,071	2,850
First Republic Bank	23,966	2,318
Franklin Resources, Inc.	40,184	1,160
Globe Life, Inc.	14,300	1,369
The Goldman Sachs Group, Inc.	46,104	9,554
The Hartford Financial Services Group, Inc.	51,513	3,122
Huntington Bancshares, Inc.	147,858	2,110
Intercontinental Exchange, Inc.	79,841	7,367
Invesco, Ltd.	54,882	930
JPMorgan Chase & Co.	455,538	53,612
KeyCorp	142,931	2,550
Lincoln National Corp.	28,521	1,720
Loews Corp.	37,048	1,907
M&T Bank Corp.	19,043	3,008
MarketAxess Holdings, Inc.	5,379	1,762
Marsh & McLennan Cos., Inc.	72,133	7,217
MetLife, Inc.	113,401	5,348
Moody’s Corp.	23,181	4,748
Morgan Stanley	178,954	7,636
MSCI, Inc.	12,067	2,628
Nasdaq, Inc.	16,424	1,632
Northern Trust Corp.	30,615	2,857
People’s United Financial, Inc.	56,808	888
PNC Financial Services Group, Inc.	63,435	8,891
Principal Financial Group, Inc.	36,939	2,111
The Progressive Corp.	83,293	6,434
Prudential Financial, Inc.	57,272	5,152
Raymond James Financial, Inc.	17,605	1,452

Common Stocks (98.9%)	Shares/ Par +	Value $ (000’s)
Financials continued
Regions Financial Corp.	142,149	2,249
S&P Global, Inc.	35,090	8,596
State Street Corp.	53,081	3,142
SunTrust Banks, Inc.	63,247	4,351
SVB Financial Group *	7,343	1,534
Synchrony Financial	86,957	2,964
T. Rowe Price Group, Inc.	33,560	3,834
The Travelers Cos., Inc.	37,096	5,516
U.S. Bancorp	204,299	11,306
Unum Group	29,724	883
Wells Fargo & Co.	571,231	28,813
Willis Towers Watson PLC	18,377	3,546
Zions Bancorporation	25,212	1,122

Total		455,477

Health Care (13.5%)
Abbott Laboratories	251,797	21,068
AbbVie, Inc.	210,636	15,949
ABIOMED, Inc. *	6,465	1,150
Agilent Technologies, Inc.	44,089	3,379
Alexion Pharmaceuticals, Inc. *	31,945	3,129
Align Technology, Inc. *	10,355	1,873
Allergan PLC	46,734	7,865
AmerisourceBergen Corp.	21,666	1,784
Amgen, Inc.	85,438	16,533
Anthem, Inc.	36,446	8,751
Baxter International, Inc.	72,738	6,362
Becton Dickinson and Co.	38,460	9,729
Biogen, Inc. *	26,278	6,118
Boston Scientific Corp. *	198,453	8,075
Bristol-Myers Squibb Co.	233,044	11,818
Cardinal Health, Inc.	42,474	2,004
Celgene Corp. *	100,972	10,026
Centene Corp. *	58,925	2,549
Cerner Corp.	45,361	3,092
Cigna Corp.	53,797	8,166
The Cooper Cos., Inc.	7,063	2,098
CVS Health Corp.	185,279	11,686
Danaher Corp.	90,959	13,137
DaVita, Inc. *	13,795	787
DENTSPLY SIRONA, Inc.	31,939	1,703
Edwards Lifesciences Corp. *	29,629	6,516
Eli Lilly & Co.	121,038	13,536
Gilead Sciences, Inc.	180,429	11,436
HCA Healthcare, Inc.	37,892	4,563
Henry Schein, Inc. *	21,122	1,341
Hologic, Inc. *	38,082	1,923

Index 500 Stock Portfolio

Common Stocks (98.9%)	Shares/ Par +	Value $ (000’s)
Health Care continued
Humana, Inc.	19,246	4,921
IDEXX Laboratories, Inc. *	12,265	3,335
Illumina, Inc. *	20,943	6,371
Incyte Corp. *	25,431	1,888
Intuitive Surgical, Inc. *	16,420	8,866
IQVIA Holdings, Inc. *	25,955	3,877
Johnson & Johnson	375,995	48,646
Laboratory Corp. of America Holdings *	13,919	2,338
McKesson Corp.	26,343	3,600
Medtronic PLC	191,144	20,762
Merck & Co., Inc.	364,770	30,706
Mettler-Toledo International, Inc. *	3,506	2,470
Mylan NV *	73,494	1,454
Nektar Therapeutics *	24,971	455
PerkinElmer, Inc.	15,825	1,348
Perrigo Co. PLC	19,383	1,083
Pfizer, Inc.	787,994	28,313
Quest Diagnostics, Inc.	19,186	2,053
Regeneron Pharmaceuticals, Inc. *	11,384	3,158
ResMed, Inc.	20,468	2,765
Stryker Corp.	45,714	9,888
Teleflex, Inc.	6,587	2,238
Thermo Fisher Scientific, Inc.	57,055	16,618
UnitedHealth Group, Inc.	135,014	29,341
Universal Health Services, Inc. - Class B	11,573	1,721
Varian Medical Systems, Inc. *	12,973	1,545
Vertex Pharmaceuticals, Inc. *	36,619	6,204
Waters Corp. *	9,511	2,123
WellCare Health Plans, Inc. *	7,168	1,858
Zimmer Biomet Holdings, Inc.	29,251	4,015
Zoetis, Inc.	68,036	8,477

Total		480,583

Industrials (9.2%)
3M Co.	81,958	13,474
A.O. Smith Corp.	19,710	940
Alaska Air Group, Inc.	17,562	1,140
Allegion PLC	13,303	1,379
American Airlines Group, Inc.	56,459	1,523
AMETEK, Inc.	32,532	2,987
Arconic, Inc.	55,187	1,435
The Boeing Co.	76,159	28,976
C.H. Robinson Worldwide, Inc.	19,287	1,635
Caterpillar, Inc.	80,150	10,124
Cintas Corp.	11,827	3,171

Common Stocks (98.9%)	Shares/ Par +	Value $ (000’s)
Industrials continued
Copart, Inc. *	28,724	2,307
CSX Corp.	113,714	7,877
Cummins, Inc.	22,479	3,657
Deere & Co.	44,859	7,567
Delta Air Lines, Inc.	82,443	4,749
Dover Corp.	20,720	2,063
Eaton Corp. PLC	59,836	4,975
Emerson Electric Co.	87,632	5,859
Equifax, Inc.	17,222	2,423
Expeditors International of Washington, Inc.	24,322	1,807
Fastenal Co.	81,696	2,669
FedEx Corp.	34,192	4,977
Flowserve Corp.	18,687	873
Fortive Corp.	42,066	2,884
Fortune Brands Home & Security, Inc.	19,928	1,090
General Dynamics Corp.	33,332	6,091
General Electric Co.	1,243,323	11,115
Honeywell International, Inc.	102,506	17,344
Huntington Ingalls Industries, Inc.	5,889	1,247
IDEX Corp.	10,806	1,771
IHS Markit, Ltd. *	57,144	3,822
Illinois Tool Works, Inc.	41,937	6,563
Ingersoll-Rand PLC	34,417	4,241
J.B. Hunt Transport Services, Inc.	12,169	1,346
Jacobs Engineering Group, Inc.	19,304	1,766
Johnson Controls International PLC	113,363	4,976
Kansas City Southern	14,330	1,906
L3Harris Technologies, Inc.	31,810	6,637
Lockheed Martin Corp.	35,405	13,810
Masco Corp.	41,238	1,719
Nielsen Holdings PLC	50,672	1,077
Norfolk Southern Corp.	37,527	6,742
Northrop Grumman Corp.	22,418	8,402
PACCAR, Inc.	49,346	3,455
Parker Hannifin Corp.	18,299	3,305
Pentair PLC	23,942	905
Quanta Services, Inc.	20,256	766
Raytheon Co.	39,676	7,784
Republic Services, Inc.	30,160	2,610
Robert Half International, Inc.	16,748	932
Rockwell Automation, Inc.	16,670	2,747
Rollins, Inc.	20,062	684
Roper Technologies, Inc.	14,817	5,284
Snap-on, Inc.	7,866	1,231
Southwest Airlines Co.	68,921	3,722
Stanley Black & Decker, Inc.	21,618	3,122
Textron, Inc.	32,785	1,605

Common Stocks (98.9%)	Shares/ Par +	Value $ (000’s)
Industrials continued
TransDigm Group, Inc.	7,072	3,682
Union Pacific Corp.	100,373	16,258
United Continental Holdings, Inc. *	31,478	2,783
United Parcel Service, Inc. - Class B	99,490	11,921
United Rentals, Inc. *	10,993	1,370
United Technologies Corp.	115,561	15,776
Verisk Analytics, Inc.	23,294	3,684
W.W. Grainger, Inc.	6,297	1,871
Wabtec Corp.	25,945	1,864
Waste Management, Inc.	55,604	6,394
Xylem, Inc.	25,648	2,042

Total		328,933

Information Technology (21.7%)
Accenture PLC - Class A	90,772	17,460
Adobe Systems, Inc. *	69,159	19,105
Advanced Micro Devices, Inc. *	154,655	4,483
Akamai Technologies, Inc. *	23,505	2,148
Alliance Data Systems Corp.	5,837	748
Amphenol Corp. - Class A	42,377	4,089
Analog Devices, Inc.	52,628	5,880
ANSYS, Inc. *	11,982	2,652
Apple, Inc.	605,206	135,548
Applied Materials, Inc.	131,605	6,567
Arista Networks, Inc. *	7,753	1,852
Autodesk, Inc. *	31,284	4,621
Automatic Data Processing, Inc.	61,823	9,980
Broadcom, Inc.	56,713	15,657
Broadridge Financial Solutions, Inc.	16,282	2,026
Cadence Design Systems, Inc. *	39,913	2,637
CDW Corp.	20,617	2,541
Cisco Systems, Inc.	604,816	29,884
Citrix Systems, Inc.	17,530	1,692
Cognizant Technology Solutions Corp. - Class A	78,683	4,742
Corning, Inc.	111,248	3,173
DXC Technology Co.	37,321	1,101
F5 Networks, Inc. *	8,567	1,203
Fidelity National Information Services, Inc.	87,396	11,603
Fiserv, Inc. *	81,322	8,424
FleetCor Technologies, Inc. *	12,333	3,537
FLIR Systems, Inc.	19,320	1,016
Fortinet, Inc. *	20,219	1,552
Gartner, Inc. *	12,842	1,836
Global Payments, Inc.	42,746	6,797

Index 500 Stock Portfolio

Common Stocks (98.9%)	Shares/ Par +	Value $ (000’s)
Information Technology continued
Hewlett Packard Enterprise Co.	186,005	2,822
HP, Inc.	211,125	3,995
Intel Corp.	631,131	32,522
International Business Machines Corp.	126,208	18,353
Intuit, Inc.	37,052	9,854
IPG Photonics Corp. *	5,078	689
Jack Henry & Associates, Inc.	10,970	1,601
Juniper Networks, Inc.	49,267	1,219
Keysight Technologies, Inc. *	26,724	2,599
KLA-Tencor Corp.	22,689	3,618
Lam Research Corp.	20,591	4,759
Leidos Holdings, Inc.	19,259	1,654
Mastercard, Inc. - Class A	127,191	34,541
Maxim Integrated Products, Inc.	38,648	2,238
Microchip Technology, Inc.	33,913	3,151
Micron Technology, Inc. *	157,256	6,738
Microsoft Corp.	1,087,797	151,236
Motorola Solutions, Inc.	23,586	4,019
NetApp, Inc.	33,895	1,780
NVIDIA Corp.	86,763	15,103
Oracle Corp.	313,662	17,261
Paychex, Inc.	45,564	3,771
PayPal Holdings, Inc. *	167,638	17,366
Qorvo, Inc. *	16,781	1,244
QUALCOMM, Inc.	173,192	13,211
salesforce.com, Inc. *	124,944	18,547
Seagate Technology PLC	33,730	1,814
Skyworks Solutions, Inc.	24,462	1,939
Symantec Corp.	81,005	1,914
Synopsys, Inc. *	21,411	2,939
TE Connectivity, Ltd.	47,860	4,460
Texas Instruments, Inc.	133,011	17,190
VeriSign, Inc. *	14,840	2,799
Visa, Inc. - Class A	246,037	42,321
Western Digital Corp.	42,171	2,515
Western Union Co.	60,390	1,399
Xerox Holdings Corp.	27,113	811
Xilinx, Inc.	35,988	3,451

Total		771,997

Materials (2.7%)
Air Products and Chemicals, Inc.	31,393	6,965
Albemarle Corp.	15,100	1,050
Amcor PLC	231,441	2,257
Avery Dennison Corp.	11,995	1,362
Ball Corp.	47,300	3,444
Celanese Corp. - Class A	17,629	2,156
CF Industries Holdings, Inc.	31,105	1,530

Common Stocks (98.9%)	Shares/ Par +	Value $ (000’s)
Materials continued
Corteva, Inc.	106,692	2,987
Dow, Inc.	105,883	5,045
DuPont de Nemours, Inc.	106,207	7,574
Eastman Chemical Co.	19,517	1,441
Ecolab, Inc.	35,666	7,063
FMC Corp.	18,582	1,629
Freeport-McMoRan, Inc.	206,706	1,978
International Flavors & Fragrances, Inc.	15,212	1,866
International Paper Co.	55,966	2,341
Linde PLC	77,017	14,920
LyondellBasell Industries NV - Class A	36,776	3,290
Martin Marietta Materials, Inc.	8,896	2,438
The Mosaic Co.	50,575	1,037
Newmont Mining Corp.	116,809	4,429
Nucor Corp.	43,190	2,199
Packaging Corp. of America	13,487	1,431
PPG Industries, Inc.	33,664	3,990
Sealed Air Corp.	22,015	914
The Sherwin-Williams Co.	11,698	6,432
Vulcan Materials Co.	18,847	2,851
WestRock Co.	36,663	1,336

Total		95,955

Real Estate (3.2%)
Alexandria Real Estate Equities, Inc.	16,158	2,489
American Tower Corp.	63,068	13,946
Apartment Investment & Management Co. - Class A	21,211	1,106
AvalonBay Communities, Inc.	19,897	4,284
Boston Properties, Inc.	20,479	2,655
CBRE Group, Inc. *	47,917	2,540
Crown Castle International Corp.	59,232	8,234
Digital Realty Trust, Inc.	29,682	3,853
Duke Realty Corp.	51,494	1,749
Equinix, Inc.	12,084	6,970
Equity Residential	49,664	4,284
Essex Property Trust, Inc.	9,364	3,059
Extra Space Storage, Inc.	18,310	2,139
Federal Realty Investment Trust	9,931	1,352
HCP, Inc.	69,967	2,493
Host Hotels & Resorts, Inc.	103,988	1,798
Iron Mountain, Inc.	40,904	1,325
Kimco Realty Corp.	60,135	1,256
The Macerich Co.	15,698	496

Common Stocks (98.9%)	Shares/ Par +	Value $ (000’s)
Real Estate continued
Mid-America Apartment Communities, Inc.	16,248	2,112
Prologis, Inc.	89,915	7,662
Public Storage	21,392	5,247
Realty Income Corp.	45,337	3,476
Regency Centers Corp.	23,871	1,659
SBA Communications Corp.	16,114	3,886
Simon Property Group, Inc.	43,882	6,830
SL Green Realty Corp.	11,742	960
UDR, Inc.	41,721	2,023
Ventas, Inc.	53,081	3,876
Vornado Realty Trust	22,563	1,437
Welltower, Inc.	57,734	5,234
Weyerhaeuser Co.	106,129	2,940

Total		113,370

Utilities (3.6%)
The AES Corp.	94,577	1,545
Alliant Energy Corp.	33,839	1,825
Ameren Corp.	35,019	2,803
American Electric Power Co., Inc.	70,350	6,591
American Water Works Co., Inc.	25,737	3,197
Atmos Energy Corp.	16,840	1,918
CenterPoint Energy, Inc.	71,550	2,159
CMS Energy Corp.	40,431	2,586
Consolidated Edison, Inc.	47,320	4,470
Dominion Resources, Inc.	117,096	9,490
DTE Energy Co.	26,115	3,472
Duke Energy Corp.	103,802	9,951
Edison International	51,016	3,848
Entergy Corp.	28,327	3,325
Evergy, Inc.	33,546	2,233
Eversource Energy	46,103	3,940
Exelon Corp.	138,419	6,687
FirstEnergy Corp.	76,930	3,710
NextEra Energy, Inc.	69,631	16,223
NiSource, Inc.	53,190	1,592
NRG Energy, Inc.	36,043	1,427
Pinnacle West Capital Corp.	16,000	1,553
PPL Corp.	102,897	3,240
Public Service Enterprise Group, Inc.	72,037	4,472
Sempra Energy	39,115	5,774
The Southern Co.	148,911	9,198
WEC Energy Group, Inc.	44,939	4,274
Xcel Energy, Inc.	74,706	4,848

Total		126,351

Total Common Stocks (Cost: $1,580,258)		3,519,938

Index 500 Stock Portfolio

Short-Term Investments (1.1%)	Shares/ Par +	Value $ (000’s)
Commercial Paper (0.7%)
Exxon Mobil Corp.
0.000%, 10/23/19	3,000,000	2,997
0.000%, 11/12/19	2,000,000	1,995
Marriott International, Inc.
0.000%, 10/9/19 144A	1,500,000	1,499
0.000%, 10/18/19 144A	2,300,000	2,297
0.000%, 11/13/19 144A	1,200,000	1,197
Pfizer, Inc.
0.000%, 1/23/20 144A	3,000,000	2,980
0.000%, 3/5/20 144A	2,000,000	1,983
Societe Generale SA
0.000%, 10/15/19 144A	3,000,000	2,998
0.000%, 12/26/19 144A	2,000,000	1,990
Walgreens Boots Alliance, Inc.
0.000%, 10/30/19 144A	1,000,000	998
The Walt Disney Co.
0.000%, 1/31/20 144A	3,000,000	2,980

Total		23,914

Money Market Funds (0.2%)
State Street Institutional U.S. Government Money Market Fund - Premier Class 1.880% #	7,911,323	7,911

Total		7,911

US Government & Agencies (0.2%)
Federal Home Loan Bank
0.000%, 10/11/19	1,600,000	1,599
0.000%, 11/4/19	700,000	699
0.000%, 12/19/19 b	3,000,000	2,988

Total		5,286

Total Short-Term Investments (Cost: $37,111)		37,111

Total Investments (100.0%) (Cost: $1,617,369)@		3,557,049

Other Assets, Less Liabilities (0.0%)		1,685

Net Assets (100.0%)		3,558,734

Exchange Traded or Centrally Cleared Derivatives Futures

Index 500 Stock Portfolio

Futures (continued)

Issuer	Long/ Short	Currency	Notional Par (000’s)	Number of Contracts	Expiration Date	Notional Value (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Variation Margin (000’s)

E-Mini S&P 500 Futures	Long	USD	12	248	12/19	$36,934	$(98)	$179

							$(98)	$179

	Financial Derivative Assets			Financial Derivative Liabilities
	Variation Margin (000’s)			Variation Margin (000’s)			Market Value (000’s)
	Swaps	Futures	Total	Swaps	Futures	Total	Options

Total Exchange-Traded or Centrally Cleared Derivatives	$–	$179	$179	$–	$–	$–	$–

+	All par is stated in U.S Dollar unless otherwise noted.
*	Non income producing
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2019 the value of these securities (in thousands) was $18,922 representing 0.5% of the net assets.

#	7-Day yield as of 9/30/2019.
b

Cash or securities with an aggregate value of $2,988 (in thousands) has been pledged as collateral for futures, swap contracts outstanding, short sales, when issued securities or written options on 9/30/2019.

@

At September 30, 2019, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $1,617,369 and the net unrealized appreciation of investments based on that cost was $1,939,582 which is comprised of $2,022,042 aggregate gross unrealized appreciation and $82,460 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at September 30, 2019.

	Valuation Inputs

Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs

	(Amounts in thousands)
Assets:
Common Stocks	$3,519,938	$—	$—
Short-Term Investments
Money Market Funds	7,911	—	—
All Others	—	29,200	—

Total Assets:	$3,527,849	$29,200	$—

Liabilities:
Other Financial Instruments^
Futures	(98)	—	—

Total Liabilities:	$(98)	$—	$—

^ Other financial instruments are derivative instruments such as futures and forwards, which are valued at the unrealized appreciation (depreciation) on the instrument, and securities sold short, reverse repurchase agreements, written options and swaps contracts, which are valued at market value.

Abbreviations (unaudited)

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
EXE	Security receives collateral principal and interest paid which exceeds the amount of principal and income obligated to all bonds in the deal.
IO	Interest Only Security
GO	General Obligation
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
CME	Chicago Mercantile Exchange
ICE	Intercontinental Exchange

Currency Abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi - Offshore
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KES	Kenyan Shilling
KRW	South Korean Won
MXN	Mexican New Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippines Peso
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
ZAR	South African Rand